Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Prior service cost arising during period		¥ (5,235)
Actuarial (gains) losses arising during period, net	¥ 14,258	(18,585)	¥ 9,172
Amortization of prior service cost	1,392	2,270	2,271
Amortization of actuarial gains and losses	(1,719)	(3,058)	(2,812)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Prior service cost arising during period		(5,235)
Actuarial (gains) losses arising during period, net	3,213	(3,888)	4,928
Amortization of prior service cost	525	618	356
Amortization of actuarial gains and losses	(686)	(1,288)	(1,077)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 3,052	¥ (9,793)	¥ 4,207